Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases	Leases
We are a lessee for corporate office spaces in Seattle, Washington, Swieqi, Malta and Seoul, Korea. The lessor for our Seoul, Korea leases is our controlling shareholder, DoubleU Games (see Note 12). Our leases have remaining terms of four to 72 months. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 13,219 square feet. The lease was extended by amendment in May 2024 and will expire in June 2030.
The Swieqi, Malta office lease was assumed as part of the SuprNation acquisition in October 2023 and consists of 4,770 square feet. The lease will expire in October 2024.
In September 2023, we executed a new sublease with our controlling shareholder, DUG, for 28,497 square feet of office space in Gangnam-gu, Seoul, Korea. The lease term commenced in October 2023, and will expire in September 2028.
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of June 30, 2024	As of December 31, 2023
Total operating lease right-of-use asset, net	$6,660	$7,130
Short-term operating lease liabilities	1,362	3,157
Long-term operating lease liabilities	5,472	4,420
Total operating lease liabilities	$6,834	$7,577
Operating lease costs	$1,369	$3,201
Supplemental cash flow information related to leases was as follows (in thousands):

	Six months ended	Six months ended
	June 30, 2024	June 30, 2023
Cash paid for amounts included in the measurement of operating lease liabilities	$1,436	$1,715
Right-of-use assets obtained in exchange for new lease obligations	$—	$—
Net increase to operating lease ROU assets resulting from remeasurements of lease obligations	$1,069	$—